Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions
(3) Acquisitions
Year Ended December 31, 2020
During the twelve months ended December 31, 2020, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of $46,160, of which $45,584 was in cash and $576 in non-cash

consideration.
Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition purchase price has been proportionally allocated to assets based on relative fair value acquired and liabilities assumed based on fair market value at the dates of acquisition.
The following is a summary of the allocation of the purchase price in the above transactions.

Total
Property, plant and equipment	$13,376
Site locations	27,902
Non-competition agreements	140
Customer lists and contracts	3,979
Asset acquisition costs	154
Current assets	3
Current liabilities	(295)
Operating right of use assets	7,269
Operating lease liabilities	(6,368)

$46,160

The total amount of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $3,979 (7 year weighted average useful life) and site locations of $27,902 (15 year weighted average useful life). The aggregate amortization expense related to the 2020 acquisitions for the year ended December 31, 2020 was approximately $1,356.
Year Ended December 31, 2019
During the twelve months ended December 31, 2019, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of $226,278, net of acquired cash of $1,508. This amount includes $227,588 of outdoor advertising assets purchased in 2019, offset by $1,310 in post-closing adjustments to acquired working capital related to the purchase of Fairway Outdoor Advertising (“Fairway”) in 2018.
Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition purchase price has been allocated to assets acquired and liabilities assumed based on fair market value at the dates of acquisition.
The following is a summary of the allocation of the purchase price in the above transactions, which includes the final fair value allocation of the asset acquired and liabilities assumed in a business combination completed on July 15, 2019, for an aggregate purchase price of $127,000.

Total
Property, plant and equipment	$37,988
Site locations	131,208
Non-competition agreements	240
Customer lists and contracts	23,032
Asset acquisition costs	756
Other intangibles	3,115
Goodwill	29,360
Current assets	1,860
Current liabilities	(832)
Operating right of use assets	23,934
Operating lease liabilities	(21,573)
Other liabilities	(1,500)

$227,588

Total acquired intangible assets for the year ended December 31, 2019 were $187,711, of which $29,360 was assigned to goodwill. Goodwill is not amortized for financial statement purposes, and no goodwill related to 2019 acquisitions is expected to be deductible for tax purposes. The remaining $158,351 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $23,032 (7 year weighted average useful life) and site locations of $131,208 (15 year weighted average useful life). The aggregate amortization expense related to the 2019 acquisitions for the year ended December 31, 2019 was approximately $7,570.
As of December 31, 2019, we finalized our fair value allocation of the assets acquired and liabilities assumed from Fairway on December 21, 2018. Our updated fair value allocation of Fairway during 2019 includes property, plant and equipment, intangibles and goodwill of $96,840, $188,400 and $145,534, respectively. During the period ended December 31, 2019, goodwill was adjusted $36,583 due to updates from the original preliminary purchase price allocation provided as of December 31, 2018. The updated allocation resulted in prior and current period changes to depreciation and amortization. These changes were considered immaterial and recorded during the year ended December 31, 2019. During the year ended December 31, 2019, assets purchased from Fairway, which were initially placed into our taxable REIT subsidiary, were transferred to our qualifying REIT subsidiary. As a result, the Company recorded an income tax benefit of $17,031 in deferred tax liabilities assumed from our purchase.
The following unaudited pro
f
orma financial information for the Company gives effect to the 2019 and 2018 acquisitions as if they had occurred on January 1, 2018. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2019	2018
	(unaudited)
Net revenues	$1,764,493	$1,724,821
Net income applicable to common stock	$369,300	$292,012
Net income per common share — basic	$3.69	$2.96
Net income per common share — diluted	$3.68	$2.95